Note 4 - Accounts Receivable - Summary of Accounts Receivable (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable	$ 3,985,988	$ 2,096,569	$ 1,234,411
Allowance for doubtful accounts	(623,785)	(573,785)	(213,785)	$ (1,733,785)
Accounts receivable, net of allowances for doubtful accounts	$ 3,362,203	$ 1,522,784	$ 970,626